Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives at December 31, 2017 and 2016 in the consolidated balance sheets are recorded as follows:

	2017	2016
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$53	$47
Interest rate derivatives:	7	15
Cross currency swaps:	—	—
Total Assets	$60	$62
Liabilities
Foreign exchange contracts:	$(55)	$(105)
Interest rate derivatives:	(16)	(17)
Total Liabilities	$(71)	$(122)
Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$13	$31
Interest rate derivatives:	4	2
Total Assets	$17	$33
Liabilities
Foreign exchange contracts:	$(22)	$(116)
Interest rate derivatives:	(5)	(11)
Total Liabilities	$(27)	$(127)

Pre-tax Gains (Losses) on Consolidated Statements of Operations

Pre-tax gains (losses) on the consolidated statements of operations related to CNH Industrial’s derivatives for the year ended December 31, 2017, 2016, and 2015 are recorded in the following accounts:

	2017	2016	2015
	(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$(12)	$(33)	$(8)
Gains/(losses) on hedged items—Interest expense	$12	$33	$8
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$48	$(72)	$(19)
Interest rate derivatives—accumulated other comprehensive income	$5	$13	$(39)
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$6	$55	$16
Foreign exchange contracts—Cost of goods sold	$(47)	$(4)	$(211)
Foreign exchange contracts—Other, net	$10	$(5)	$(10)
Interest rate derivatives—Interest expense	$—	$(4)	$(7)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$(3)	$(231)	$115

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2017 and 2016:

	Level 1		Level 2		Total
	2017	2016	2017	2016	2017	2016
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$66	$78	$66	$78
Interest rate derivatives	—	—	11	17	11	17
Cross currency swaps	—	—	—	—	—	—
Available for sale securities	1	1	—	—	1	1
Total Assets	$1	$1	$77	$95	$78	$96
Liabilities
Foreign exchange derivatives	$—	$—	$(77)	$(221)	$(77)	$(221)
Interest rate derivatives	—	—	(21)	(28)	(21)	(28)
Total Liabilities	$—	$—	$(98)	$(249)	$(98)	$(249)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2017 and 2016 are as follows:

	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,842	$20,026	$18,662	$18,554
Debt	$25,895	$26,137	$25,276	$25,372